Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income	22,105	23,002	25,533
Interest expense	(14,955)	(16,569)	(18,992)
Net interest income	7,150	6,433	6,541
Commissions and fees	13,073	12,952	14,078
Trading revenues	1,195	5,020	9,338
Other revenues	2,548	1,820	1,429
Net revenues	23,966	26,225	31,386
Provision for credit losses	170	187	(79)
Compensation and benefits	12,530	13,213	14,599
General and administrative expenses	7,310	7,372	7,231
Commission expenses	1,775	1,992	2,148
Total other operating expenses	9,085	9,364	9,379
Total operating expenses	21,615	22,577	23,978
Income from continuing operations before taxes	2,181	3,461	7,487
Income tax expense	496	671	1,548
Income from continuing operations	1,685	2,790	5,939
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,685	2,790	5,920
Net income/(loss) attributable to noncontrolling interests	336	837	822
Net income attributable to shareholders	1,349	1,953	5,098
of which from continuing operations	1,349	1,953	5,117
of which from discontinued operations	0	0	(19)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.82	1.37	3.93
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.02)
Basic earnings per share (in CHF per share)	0.82	1.37	3.91
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.81	1.36	3.91
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.02)
Diluted earnings per share (in CHF per share)	0.81	1.36	3.89
Bank
Interest and dividend income	21,559	22,437	24,985
Interest expense	(14,742)	(16,423)	(18,795)
Net interest income	6,817	6,014	6,190
Commissions and fees	12,898	12,674	13,819
Trading revenues	1,328	4,740	9,214
Other revenues	2,490	1,759	1,310
Net revenues	23,533	25,187	30,533
Provision for credit losses	88	123	(121)
Compensation and benefits	12,446	13,188	14,701
General and administrative expenses	7,268	7,407	7,296
Commission expenses	1,758	1,968	2,121
Total other operating expenses	9,026	9,375	9,417
Total operating expenses	21,472	22,563	24,118
Income from continuing operations before taxes	1,973	2,501	6,536
Income tax expense	478	459	1,307
Income from continuing operations	1,495	2,042	5,229
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,495	2,042	5,210
Net income/(loss) attributable to noncontrolling interests	(600)	901	802
Net income attributable to shareholders	2,095	1,141	4,408
of which from continuing operations	2,095	1,141	4,427
of which from discontinued operations	0	0	(19)